SHORT TERM NOTES, CONVERTIBLE DEBT, AND DERIVATIVE LIABILITIES (Details - Note payable) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Note Payable	$ 2,300,000	$ 0
Warrants	(521,948)	0
Derivative	(291,903)	0
Deferred financing costs	(758,613)	0
Total notes payable discount	(1,572,464)	0
Note payable, net of discount	$ 727,536	$ 0